N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Nationwide O Series
Prospectus:
Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Nationwide O Series | NationwideLifetimeIncomeRiderPlusCoreMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after December 18, 2023, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.50% of the Current Income Benefit Base, and for applications signed before December 18, 2023, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.30% of the Current Income Benefit Base.
Offered Starting [Date]	Dec. 18, 2023
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense, Footnotes [Text Block]	Currently, for applications signed on or after December 18, 2023, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.50% of the Current Income Benefit Base, and for applications signed before December 18, 2023, the charge associated with the Nationwide Lifetime Income Rider Plus Core is equal to 1.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Certain ownership changes and assignments could terminate the benefit• Determining life must be between 45 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core